Derivative Financial Instruments	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Derivative Financial Instruments
NOTE 7. DERIVATIVE FINANCIAL INSTRUMENTS

FORWARD EXCHANGE CONTRACT WITH NO DELIVERY OF THE UNDERLYING ASSET
The Electronic Open Market (Mercado Abierto Electrónico, MAE) and the Rosario Forward Market (ROFEX) have trading areas for the closing, recording and settlement of forward financial transactions between their Agents, including Banco Galicia. In general, the settlement of these transactions is made without delivering the underlying asset. The settlement is carried out daily in Argentine pesos for the difference, if any, between the closing price traded of the underlying asset and the closing price or value of the underlying asset of the previous day, the price difference impacting on Income.
The transactions are recorded in
Off-balance
Sheet Items The accrued balances pending settlement are disclosed in the “Derivative Financial Instruments” line, in Assets and/or Liabilities, as appropriate.
INTEREST RATE SWAPS
These transactions are traded within the scope of the MAE, and feature the daily or monthly settlement in Argentine pesos of the variation between the cash flows calculated at a variable rate (Private Badlar for a period of 30 to 35 days) and the cash flows calculated at a fixed rate or vice versa on the notional agreed, the price difference impacting on Income.
The amounts of transactions as of December 31, 2019 and 2018 are as follows:

	Underlying Asset	Type of Settlement	12.31.19 (*)	12.31.18 (*)
Currency Forward Transactions
Purchases	Foreign currency	Daily difference	18,207,108	59,781,682
Sales	Foreign currency	Daily difference	12,652,852	49,653,059
Customers´ Purchases	Foreign currency	Daily difference	9,939,003	5,651,732
Customers´ Sales	Foreign currency	Daily difference	15,469,476	15,624,173
Interest Rate Swaps
Swaps	Others	Other	360,242	708,001
Other Currency Swaps	Others	Other	—	2,401
Repurchase Transactions
Forward Purchases	Government Securities	With delivery of the underlying asset	—	3,024,074
Forward Sales	Government Securities	With delivery of the underlying asset	29,968,733	3,171,280
Call Options Bought and Written on Futures			—	—
Call Options Written on Dollar	Dollar		—	—
Call Options Purchase on Gold	Gold		—	—
Call Options Written on Gold	Gold		—	—

(*)	Notional values.
For further details, refer to Schedule O.